Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
Related Party Transactions
11.
RELATED PARTY TRANSACTIONS

On June 28, 2021, the Company completed the spin-out pursuant to the Arrangement under which the Company transferred 75% of shares of its wholly owned subsidiary, Canada Jetlines Operations Ltd. ("Jetlines") to Global shareholders. Global retained 25% of the shares issued and outstanding of Jetlines and accounts for the investment in accordance with the equity method. As of September 30, 2023, Global Crossing Airlines hold approximately 12% of the outstanding at September 30, 2023.

Related parties and related party transactions impacting the consolidated financial statements not disclosed elsewhere in these consolidated financial statements are summarized below and include transactions with the following individuals or entities:

As of September 30, 2023 and December 31, 2022, amounts with related parties include the following:

a)
Global earned and was owed $63,872 and $110,177, respectively, in relation to shared TRAX services with Canada Jetlines LLC.
b)
Global earned and was owed $123,000 and $3,500, respectively, in relation to flights flown by Global for Canada Jetlines LLC.

On July 3, 2023, the Company voluntarily dissolved GlobalX Ground Team LLC. The Company had a 50% interest in GlobalX Ground Team LLC and the dissolution had no impact in the Company's financial statements.

On August 14, 2023, the Company voluntarily dissolved GlobalX 321 Aircraft Acquisition Corp., The Company had a 100% interest in GlobalX 321 Aircraft Acquisition Corp and the dissolution had no impact in the Company's financial statements.

On August 17, 2023, the Company voluntarily dissolved GlobalX 320 Aircraft Acquisition Corp., The Company had a 100% interest in GlobalX 320 Aircraft Acquisition Corp. and the dissolution had no impact in the Company's financial statements.

Smartlynx Airlines Malta Limited is an entity whose Chief Executive Officer was a Board Member of Global until his term expired in December 2022. During the year ending December 31, 2020, Global made advanced payments totaling $500,000 to Smartlynx. $350,000 of those payments related to two security deposits. One is a $250,000 security deposit for one passenger aircraft to deliver 200 hours of ACMI services per month and the second is a $100,000 security deposit for a long term lease of an A321F aircraft. Total deposits and prepaid expense related to Smartlynx totaled $250,000 as of September 30, 2023 and December 31, 2022 and it is included in other assets on the consolidated balance sheets.

The amounts due to related parties are unsecured, non-interest bearing and have no stated terms of repayment.

16.
RELATED PARTY TRANSACTIONS

On May 19, 2021, the Company entered into an arrangement agreement to complete a spin-out of the shares of its wholly owned subsidiary, Canada Jetlines Operations Ltd. (“Jetlines”). On June 28, 2021, the Company completed the spin-out pursuant to the Arrangement under which the Company transferred 75% of shares of Jetlines to Global shareholders. Global retained 25% of the shares issued and outstanding of Jetlines and accounts for the investment in accordance with the equity method. As of December 31, 2022, Global Crossing Airlines hold 9,135,100 common and variable voting shares of Canada Jetlines Operations Ltd. which equals to 13% of the 71,168,145 shares outstanding at December 31, 2022. Currently, Global continues to provide back-office support including sharing the costs of the Company’s aircraft fleet management software (TRAX).

Related parties and related party transactions impacting the consolidated financial statements not disclosed elsewhere in these consolidated financial statements are summarized below and include transactions with the following individuals or entities:

As of December 31, 2022, amounts due to related parties include the following:

a.
Global earned and was owed $110,177 in relation to shared TRAX services with Canada Jetlines Operations Ltd.

Other related party transactions and balances

The amounts due to related parties are unsecured, non-interest bearing and have no stated terms of repayment.

Smartlynx Airlines Malta Limited is an entity whose Chief Executive Officer is a Board Member of Global. During the year ending December 31, 2020, Global made advanced payments totaling $500,000 to Smartlynx. $350,000 of those payments related to two security deposits. One is a $250,000 security deposit for one passenger aircraft to deliver 200 hours of ACMI services per month and the second is a $100,000 security deposit for a long term lease of an A321F aircraft. Total deposits and prepaid expense related to Smartlynx totaled $250,000 as of December 31, 2022 and 2021 and it is included in other assets on the consolidated balance sheets.